CONVERTIBLE DEBENTURES OFFERING (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Nov. 12, 2026 $ / shares	Nov. 12, 2024 $ / shares	May 26, 2025 CAD ($) $ / shares		May 25, 2025 CAD ($)	May 26, 2024 CAD ($) $ / shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	May 29, 2024 CAD ($)
Disclosure Of Convertible Debentures Offering [Line Items]
Aggregate amount of convertible debt							$ 14,004
Repayments of convertible debentures			$ 2,301					$ 2,092
Extension fee and discount amortization amounted							413	$ 363
Financial liabilities at amortised cost							$ 2,301
Percentage Of Debt Discount Rates							18.79%
Financial Liabilities Derecognised							$ 2,092
Exercise price of warrants issued per common share | $ / shares	$ 3.43	$ 4.32
Loss On Derecognition Of Financial Instruments							209
Embedded conversion feature			364				364
Debentures Host Instrument			$ 1,937	[1]			$ 1,937
Convertible Debentures [Member]
Disclosure Of Convertible Debentures Offering [Line Items]
Aggregate amount of convertible debt						$ 1,902
Equity Component Of Compound Financial Instruments									$ 297
Issuance of convertible debt						$ 2,092
Percentag of extension fee of secured convertible debentures					10.00%	10.00%
Fixed conversion price of convetible debentures | $ / shares			$ 2.61			$ 5.1
Repayments of convertible debentures					$ 2,301	$ 2,092
Extension fee and discount amortization amounted			$ 2,301
Principal Amount Paid					$ 2,301

[1]	The fair value of the host instrument was measured by management using the assistance of an external appraiser taking into account a debt discount rate of 18.79%.